CASH AND DUE FROM BANKS	12 Months Ended
Dec. 31, 2012
Cash And Due From Banks [Abstract]
CASH AND DUE FROM BANKS
NOTE 5: CASH AND DUE FROM BANKS
Cash and due from banks at December 31, comprised:

	2011	2012
	(EUR in thousands)
Current accounts with banks	444,730	536,896
Cash and similar items	1,058,153	1,134,941
Current account with central bank	209,730	475,365
Other	5,123	9,638
Total	1,717,736	2,156,840

The Bank and the other banks of the Group are required to maintain a current account with the respective central banks of their countries, to facilitate interbank transactions with the central banks, its member banks and other financial institutions through the Trans-European Automated Real-Time Gross Settlement Express Transfer system (TARGET).